Cover	May 12, 2021
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Jun. 16, 2021
Entity Registrant Name	MULTI SOLUTIONS II, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	000-12162
Entity Tax Identification Number	22-2418056
Entity Address, Address Line One	4400 Biscayne Boulevard
Entity Address, City or Town	Miami
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33137
City Area Code	305
Local Phone Number	579-8000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $.001 per share
Trading Symbol	MUSS
Entity Emerging Growth Company	false
Entity Central Index Key	0000723733
Amendment Flag	false